NOTE 19. AMOUNT DUE TO HOLDING COMPANY	12 Months Ended
Dec. 31, 2021
Note 19. Amount Due To Holding Company
NOTE 19. AMOUNT DUE TO HOLDING COMPANY

NOTE 19. AMOUNT DUE TO HOLDING COMPANY

	Consolidated
	December 31, 2021 A$	December 31, 2020 A$
Current portion	-	532,718
	-	532,718

As at December 31, 2020, the non-trade amounts due to the ultimate holding company is unsecured non-interest bearing and repayable on demand.